Convertible Debentures and Conversion Feature Liability (Tables)	9 Months Ended
Sep. 30, 2024
Convertible Debentures and Conversion Feature Liability [Abstract]
Schedule of Convertible Debentures and Conversion Feature Liability	The following table summarizes the activity for the convertible debentures and conversion feature liability as of September 30, 2024:
	Convertible Debentures $	Conversion Feature Liability $	Warrant Liabilities $	Total $
Balance, December 31, 2023	—	—		—
Proceeds	4,545,000	—	—	4,545,000
Allocation of proceeds to conversion feature liability	(1,590,195)	1,590,195	—	—
Allocation of proceeds to warranty liabilities	(1,920,179)	—	1,920,179	—
Accretion	64,101	—	—	64,101
Accrued interest	8,716	—	—	8,716
Debt issuance costs	(104,569)	—	—	(104,569)
Revaluation of conversion feature liability	—	(174,930)	—	(174,930)
Revaluation of warrant liabilities	—	—	(124,155)	(124,155)
Balance, September 30, 2024	1,002,874	1,415,265	1,796,024	4,214,163

Schedule of Fair Value of the Conversion Feature Liability for the SPAs	The initial fair value of the conversion feature liability for the SPAs was determined to be $1,590,195 using the Black-Scholes Option Pricing model with the following assumptions:
Risk-free interest rate	3.49 – 4.78%
Dividend yield	—
Expected life	0.14 – 2.0 years
Volatility	79 – 91%
Probability of automatic conversion under qualified offering	70%
Probability of automatic conversion under accelerated offering	15%
Probability of voluntary conversion	15%
As of September 30, 2024, the fair value of the conversion feature liability for the SPAs was determined to be $1,415,265 using the Black-Scholes Option Pricing model with the following assumptions:
Risk-free interest rate	3.66 – 4.93%
Dividend yield	—
Expected life	0.13 – 1.98 years
Volatility	72 – 90%
Probability of automatic conversion under qualified offering	70%
Probability of automatic conversion under accelerated offering	15%
Probability of voluntary conversion	15%